Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net earnings	$ 403.0	$ 622.3	$ 400.5
Items not involving cash:
Depreciation and amortization	420.8	379.1	366.7
Change in right-of-use asset	93.9	99.6	125.8
Non-cash interest expense and accretion	28.9	21.2	38.2
Non-cash adjustment purchase option finance lease	30.1	0.0	0.0
Unrealized change in derivative instruments	19.5	(127.9)	(40.6)
Amortization of acquired revenue contracts	38.6	12.4	15.0
Loss on debt extinguishment	10.3	9.4	127.0
Equity income on investment	(3.9)	(0.3)	0.0
Loss (Gain) on sale	(3.7)	3.7	(16.4)
Other	(8.7)	7.0	26.2
Change in other operating assets and liabilities (note 20)	(5.0)	(170.2)	(98.4)
Cash from operating activities	1,023.8	856.3	944.0
Investing activities:
Expenditures for property, plant and equipment and vessels under construction	(3,010.9)	(1,239.7)	(1,577.0)
Prepayment on vessel purchase	0.0	0.0	(132.3)
Receipt (Payment) on settlement of interest swap agreements	34.4	(12.7)	(26.8)
Gain (Loss) on foreign currency repatriation	0.0	4.0	(13.9)
Receipt from contingent consideration asset	18.6	12.5	30.5
Other assets and liabilities	83.9	259.5	41.3
Capitalized interest relating to newbuilds	(67.3)	(46.2)	(15.7)
Cash used in investing activities	(2,941.3)	(1,022.6)	(1,693.9)
Financing activities:
Repayments of long-term debt and other financing arrangements	(1,608.5)	(1,221.3)	(1,474.9)
Issuance of long-term debt and other financing arrangements	3,658.0	1,367.4	3,152.6
Capital contribution from Poseidon	245.7	0.0	0.0
Redemption of Fairfax Notes	0.0	0.0	(300.0)
Capped call settlement	25.3	0.0	0.0
Proceeds from exercise of warrants	78.7	201.3	0.0
Redemption of preferred shares	(150.0)	0.0	(330.4)
Payment of lease liabilities	(13.7)	(16.6)	0.0
Financing fees	(12.2)	(20.2)	(122.2)
Share issuance cost	0.0	0.0	(0.1)
Dividends on common shares	(148.0)	(119.3)	(124.6)
Dividends on preferred shares	(60.9)	(60.8)	(66.2)
Cash from financing activities	2,014.4	130.5	734.2
Increase (Decrease) in cash and cash equivalents	96.9	(35.8)	(15.7)
Cash and cash equivalents and restricted cash, beginning of year	291.0	326.8	342.5
Cash and cash equivalents and restricted cash, end of year	$ 387.9	$ 291.0	$ 326.8